Income Taxes - Schedule of Reconciliation of Income Tax Expense Computed at Statutory UK Income Taxes (Details)		12 Months Ended
	May 24, 2021	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income Tax Disclosure [Abstract]
Income taxes at UK statutory rate	19.00%	19.00%	19.00%	19.00%
Return to provision		6.87%
R&D expenditure		(8.30%)	(6.67%)	(6.69%)
Change in valuation allowance		(23.58%)	(20.12%)	(13.12%)
Change in UK tax rate		5.66%	7.64%
Other		0.19%	(0.13%)	0.80%
Effective income tax rate reconciliation		(0.16%)	(0.28%)	(0.01%)